Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Recharges (credits)	$ (0.1)	$ (1.0)	$ 2.3	$ (2.6)